Document And Entity Information	Nov. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 14, 2025
Entity Registrant Name	AVIDBANK HOLDINGS, INC.
Entity Incorporation, State or Country Code	CA
Entity File Number	001-42792
Entity Tax Identification Number	26-1731009
Entity Address, Address Line One	1732 North First Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95112
City Area Code	(408)
Local Phone Number	200-7390
Entity Central Index Key	0001443575
Written communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value per share
Trading Symbol	AVBH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false